Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Currency Exposure of Financial Assets and Financial Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Singapore Dollar [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets
Financial liabilities	90,615
Outstanding foreign currency	4,531
Malaysia ringgit [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	4,501,621	17,762,178
Financial liabilities	24,079,176	4,220,536
Outstanding foreign currency	$ 978,878	$ 677,082